Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 09, 2017
Document Effective Date	Feb. 09, 2017
Prospectus Date	Dec. 29, 2016
Advantus Strategic Credit Income Fund | Class A Shares
Prospectus:
Trading Symbol	ABSNX
Advantus Strategic Credit Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VBSIX